Net Income (Loss) per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)	$ 319,509	$ (124,842)
Denominator:
Basic weighted average number of shares outstanding (in shares)	119,569,705	113,026,424
Effect of dilutive securities (in shares)	3,893,569	0
Diluted weighted average number of shares (in shares)	123,463,274	113,026,424
Net income (loss) per share:
Basic (in dollars per share)	$ 2.67	$ (1.10)
Diluted (in dollars per share)	$ 2.59	$ (1.10)
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)	638,848	5,752,833